Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (a) (in millions)	Securities Services (a)	Market and Wealth Services (a)	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2019	$6,912	1,420	$9,007	$47	$17,386
Foreign currency translation	74	3	33	—	110
Other (b)	47	—	—	(47)	—
Balance at Dec. 31, 2020	$7,033	$1,423	$9,040	$—	$17,496
Acquisitions (dispositions)	87	12	(5)	—	94
Foreign currency translation	(58)	—	(20)	—	(78)
Balance at Dec. 31, 2021	$7,062	$1,435	$9,015	$—	$17,512
(a)    Prior periods have been revised to reflect the 2021 resegmentation.
(b)    Reflects the transfer of goodwill associated with the Capital Markets business.

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (a) (in millions)	Securities Services (a)	Market and Wealth Services (a)	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2019	$227	$451	$1,580	$849	$3,107
Acquisition	—	—	2	—	2
Amortization	(34)	(37)	(33)	—	(104)
Foreign currency translation	1	—	6	—	7
Balance at Dec. 31, 2020	$194	$414	$1,555	$849	$3,012
Acquisitions (dispositions)	70	—	(6)	—	64
Amortization	(32)	(21)	(29)	—	(82)
Foreign currency translation	(2)	(1)	—	—	(3)
Balance at Dec. 31, 2021	$230	$392	$1,520	$849	$2,991
(a)    Prior periods have been revised to reflect the 2021 resegmentation.

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2021				Dec. 31, 2020
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Securities Services (b)	$747	$(518)	$229	11 years	$683	$(489)	$194
Customer contracts—Market and Wealth Services (b)	378	(356)	22	4 years	752	(710)	42
Customer relationships—Investment and Wealth Management	568	(456)	112	9 years	705	(564)	141
Other	47	(8)	39	13 years	59	(15)	44
Total subject to amortization	1,740	(1,338)	402	10 years	2,199	(1,778)	421
Not subject to amortization: (c)
Tradenames	1,294	N/A	1,294	N/A	1,295	N/A	1,295
Customer relationships	1,295	N/A	1,295	N/A	1,296	N/A	1,296
Total not subject to amortization	2,589	N/A	2,589	N/A	2,591	N/A	2,591
Total intangible assets	$4,329	$(1,338)	$2,991	N/A	$4,790	$(1,778)	$3,012
(a)    Excludes fully amortized intangible assets.
(b)    Prior periods have been revised to reflect the 2021 resegmentation.
(c)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2022	$68
2023	58
2024	50
2025	43
2026	34